FINANCIAL INSTRUMENTS - Changes in liabilities from Cash Flow from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related parties, net
Changes in liabilities from Cash flow from financing activities
Beginning of year	R$ (111,499)	R$ (95,445)	R$ (26,589)
Cash transactions
Proceeds/(Repayment) from financing activities	139,556	(7,777)	(64,089)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	(6,089)	(8,277)	(4,767)
Exchange variation and others	2
End of year	21,970	(111,499)	(95,445)
Leasing payable
Changes in liabilities from Cash flow from financing activities
Beginning of year	856,474	804,269	836,368
Cash transactions
Proceeds/(Repayment) from financing activities	(275,944)	(247,914)	(161,824)
Interest paid on loans and financing	(68,699)	(61,727)	(83,620)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	68,699	61,727	83,620
Exchange variation and others	337,835	300,119	129,725
End of year	918,365	856,474	804,269
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments
Changes in liabilities from Cash flow from financing activities
Beginning of year	17,516,322	16,047,021	14,878,542
Cash transactions
Proceeds/(Repayment) from financing activities	(4,506,918)	(1,963,283)	700,490
Interest paid on loans and financing	(1,100,826)	(1,079,981)	(945,027)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	1,059,841	1,022,460	938,120
Exchange variation and others	1,068,028	3,490,105	474,896
End of year	R$ 14,036,447	R$ 17,516,322	R$ 16,047,021